Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1) (a)	Summary Compensation Table Total for PEO (2) (b)	Compensation Actually Paid to PEO (3) (c)	Average Compensation Table Total for Other NEOs (4) (d)	Average Compensation Actually Paid to Other NEOs (3) (e)	Value of Initial Fixed $100 Investment Based on: (5)		Net Income (thousands) (6) (h)	Company Selected Measure
					Medpace's Total Stockholder Return (f)	Peer Group Total Stockholder Return (g)
								EBITDA (thousands) (7) (i)
2024	$8,600,016	$17,710,016	$4,181,709	$5,345,235	$395.23	$105.42	$404,386	$480,177
2023	$1,646,031	$9,259,322	$918,625	$4,765,822	$364.66	$106.34	$282,810	$362,498
2022	$1,885,034	$12,885,590	$1,042,447	$3,352,260	$252.69	$99.81	$245,368	$308,106
2021	$5,947,423	$7,745,980	$1,972,002	$3,951,123	$258.91	$125.43	$181,848	$223,076
2020	$4,136,810	$5,986,345	$1,790,406	$3,906,530	$165.60	$130.04	$145,384	$187,753

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	For 2020 through 2024, our PEO was August J. Troendle. For 2024, 2023, 2022 and 2021, our Other NEOs were Kevin M. Brady, Jesse J. Geiger, Susan E. Burwig and Stephen P. Ewald. For 2020, our Other NEOs were Jesse J. Geiger, Susan E. Burwig and Stephen P. Ewald.
Peer Group Issuers, Footnote	The peer group used for purposes of this table for each listed fiscal year is the NASDAQ Healthcare Index (IXHC), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the IXHC, respectively. No dividends were paid on stock or option awards in 2024, 2023, 2022, 2021 or 2020. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,600,016	$ 1,646,031	$ 1,885,034	$ 5,947,423	$ 4,136,810
PEO Actually Paid Compensation Amount	$ 17,710,016	9,259,322	12,885,590	7,745,980	5,986,345
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO and Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or Other NEOs during the applicable year. In accordance with the requirements, the following adjustments were made to the PEO and Other NEOs’ total compensation for each year to determine the "compensation actually paid":

	2024	2023	2022	2021	2020
Summary Compensation Table Total for PEO ($)	$8,600,016	$1,646,031	$1,885,034	$5,947,423	$4,136,810
Less grant date value of equity awards for PEO ($) (a)	$(7,069,902)	$—	$(206,460)	$(4,409,925)	$(3,004,695)
Increase/decrease for the Inclusion of Rule 402(v) Equity Values for PEO ($) (b)	$16,179,902	$7,613,291	$11,207,016	$6,208,482	$4,854,230
Compensation Actually Paid to PEO ($)	$17,710,016	$9,259,322	$12,885,590	$7,745,980	$5,986,345

	2024	2023	2022	2021	2020
Summary Compensation Table Total for Other NEOs ($)	$4,181,709	$918,625	$1,042,447	$1,972,002	$1,790,406
Less grant date value of equity awards for Other NEOs ($) (a)	$(3,298,750)	$—	$(206,460)	$(1,217,789)	$(1,118,406)
Increase/decrease for the Inclusion of Rule 402(v) Equity Values for Other NEOs ($) (b)	$4,462,276	$3,847,197	$2,516,273	$3,196,910	$3,234,530
Compensation Actually Paid to Other NEOs ($)	$5,345,235	$4,765,822	$3,352,260	$3,951,123	$3,906,530
(a)The grant date value of equity awards represents the total of the amounts reported in the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts added or deducted in calculating the equity award adjustments are as follows:

	2024	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year for PEO ($)	$—	$306,530	$10,795,139	$5,193,390	$1,801,387
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	$25,700	$8,272,210	$411,877	$1,015,092	$—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	$7,069,902	$—	$—	$—	$1,163,843
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	$9,084,300	$(965,449)	$—	$—	$1,889,000
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO ($)	$—	$—	$—	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO ($)	$—	$—	$—	$—	$—
Total Equity Award Adjustments for PEO ($)	$16,179,902	$7,613,291	$11,207,016	$6,208,482	$4,854,230

	2024	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year for Other NEOs ($)	$2,907,013	$306,530	$2,981,049	$1,517,468	$812,047
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Other NEOs ($)	$416,629	$3,540,667	$117,240	$1,405,730	$1,478,375
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs ($)	$—	$—	$—	$—	$524,624
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs ($)	$1,138,634	$—	$(582,016)	$273,712	$419,484
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs ($)	$—	$—	$—	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs ($)	$—	$—	$—	$—	$—
Total Equity Award Adjustments for Other NEOs ($)	$4,462,276	$3,847,197	$2,516,273	$3,196,910	$3,234,530
A significant portion of the values for Compensation Actually Paid to our PEO and Other NEOs are attributable to equity adjustments that are based on our stock price as of the last day of the applicable fiscal year. The values for Compensation Actually Paid could have been significantly less if a date other than the last day of the applicable fiscal year was utilized because our stock price at the end of 2020, 2021, 2022 and 2023 has been in the 90th percentile of each year's 52-week high. In 2024 our stock price was in the 70th percentile of the year's 52-week high. In 2020, our stock price fluctuated from a low of $58.72 per share to a high of $150.57. The closing price of $139.20 on December 31, 2020, represents 92.4% of our 52-week high for 2020. In 2021, our stock price fluctuated from a low of $130.74 per share to a high of $231.00. The closing price of $217.64 on December 31, 2021, represents 94.2% of our 52-week high for 2021. In 2022, our stock price fluctuated from a low of $126.95 per share to a high of $235.72. The closing share price of $212.41 on December 30, 2022 (the last trading day of the fiscal year) represents 90.1% of our 52-week high for 2022. In 2023, our stock price fluctuated from a low of $167.00 per share to a high of $317.57. The closing share price of $306.53 on December 29, 2023 (the last trading day of the fiscal year) represents 96.5% of our 52-week high for 2023. In 2024, our stock price fluctuated from a low of $277.72 per share to a high of $459.77. The closing share price of $332.23 on December 31, 2024 represents 72.3% of our 52-week high for 2024.

Non-PEO NEO Average Total Compensation Amount	$ 4,181,709	918,625	1,042,447	1,972,002	1,790,406
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,345,235	4,765,822	3,352,260	3,951,123	3,906,530
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO and Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or Other NEOs during the applicable year. In accordance with the requirements, the following adjustments were made to the PEO and Other NEOs’ total compensation for each year to determine the "compensation actually paid":

	2024	2023	2022	2021	2020
Summary Compensation Table Total for PEO ($)	$8,600,016	$1,646,031	$1,885,034	$5,947,423	$4,136,810
Less grant date value of equity awards for PEO ($) (a)	$(7,069,902)	$—	$(206,460)	$(4,409,925)	$(3,004,695)
Increase/decrease for the Inclusion of Rule 402(v) Equity Values for PEO ($) (b)	$16,179,902	$7,613,291	$11,207,016	$6,208,482	$4,854,230
Compensation Actually Paid to PEO ($)	$17,710,016	$9,259,322	$12,885,590	$7,745,980	$5,986,345

	2024	2023	2022	2021	2020
Summary Compensation Table Total for Other NEOs ($)	$4,181,709	$918,625	$1,042,447	$1,972,002	$1,790,406
Less grant date value of equity awards for Other NEOs ($) (a)	$(3,298,750)	$—	$(206,460)	$(1,217,789)	$(1,118,406)
Increase/decrease for the Inclusion of Rule 402(v) Equity Values for Other NEOs ($) (b)	$4,462,276	$3,847,197	$2,516,273	$3,196,910	$3,234,530
Compensation Actually Paid to Other NEOs ($)	$5,345,235	$4,765,822	$3,352,260	$3,951,123	$3,906,530
(a)The grant date value of equity awards represents the total of the amounts reported in the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts added or deducted in calculating the equity award adjustments are as follows:

	2024	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year for PEO ($)	$—	$306,530	$10,795,139	$5,193,390	$1,801,387
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	$25,700	$8,272,210	$411,877	$1,015,092	$—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	$7,069,902	$—	$—	$—	$1,163,843
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	$9,084,300	$(965,449)	$—	$—	$1,889,000
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO ($)	$—	$—	$—	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO ($)	$—	$—	$—	$—	$—
Total Equity Award Adjustments for PEO ($)	$16,179,902	$7,613,291	$11,207,016	$6,208,482	$4,854,230

	2024	2023	2022	2021	2020
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year for Other NEOs ($)	$2,907,013	$306,530	$2,981,049	$1,517,468	$812,047
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Other NEOs ($)	$416,629	$3,540,667	$117,240	$1,405,730	$1,478,375
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs ($)	$—	$—	$—	$—	$524,624
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs ($)	$1,138,634	$—	$(582,016)	$273,712	$419,484
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs ($)	$—	$—	$—	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs ($)	$—	$—	$—	$—	$—
Total Equity Award Adjustments for Other NEOs ($)	$4,462,276	$3,847,197	$2,516,273	$3,196,910	$3,234,530
A significant portion of the values for Compensation Actually Paid to our PEO and Other NEOs are attributable to equity adjustments that are based on our stock price as of the last day of the applicable fiscal year. The values for Compensation Actually Paid could have been significantly less if a date other than the last day of the applicable fiscal year was utilized because our stock price at the end of 2020, 2021, 2022 and 2023 has been in the 90th percentile of each year's 52-week high. In 2024 our stock price was in the 70th percentile of the year's 52-week high. In 2020, our stock price fluctuated from a low of $58.72 per share to a high of $150.57. The closing price of $139.20 on December 31, 2020, represents 92.4% of our 52-week high for 2020. In 2021, our stock price fluctuated from a low of $130.74 per share to a high of $231.00. The closing price of $217.64 on December 31, 2021, represents 94.2% of our 52-week high for 2021. In 2022, our stock price fluctuated from a low of $126.95 per share to a high of $235.72. The closing share price of $212.41 on December 30, 2022 (the last trading day of the fiscal year) represents 90.1% of our 52-week high for 2022. In 2023, our stock price fluctuated from a low of $167.00 per share to a high of $317.57. The closing share price of $306.53 on December 29, 2023 (the last trading day of the fiscal year) represents 96.5% of our 52-week high for 2023. In 2024, our stock price fluctuated from a low of $277.72 per share to a high of $459.77. The closing share price of $332.23 on December 31, 2024 represents 72.3% of our 52-week high for 2024.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Stockholder Return
The table below reflects the relationship between the compensation actually paid for the PEO and the average Other NEOs versus the Company's TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The table below reflects the relationship between the compensation actually paid for the PEO and the average Other NEOs versus the Company's Net Income for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and EBITDA
The table below reflects the relationship between the compensation actually paid for the PEO and the average Other NEOs versus the Company's EBITDA for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Stockholder Return
The table below reflects the relationship between the compensation actually paid for the PEO and the average Other NEOs versus the Company's TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Tabular List, Table

Most Important Performance Measures
EBITDA (as defined in Appendix A)
Revenue (Defined as the Company's GAAP Revenue from our Consolidated Statements of Income)
Net Income (Defined as the Company's GAAP Net Income from our Consolidated Statements of Income)
Earnings Per Share (Defined as the Company's GAAP Diluted Earnings Per Share from our Consolidated Statements of Income)

Total Shareholder Return Amount	$ 395.23	364.66	252.69	258.91	165.60
Peer Group Total Shareholder Return Amount	105.42	106.34	99.81	125.43	130.04
Net Income (Loss)	$ 404,386,000	$ 282,810,000	$ 245,368,000	$ 181,848,000	$ 145,384,000
Company Selected Measure Amount	480,177,000	362,498,000	308,106,000	223,076,000	187,753,000
PEO Name	August J. Troendle
Additional 402(v) Disclosure	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Troendle for each corresponding year in the "Total" column of the Summary Compensation Table.The dollar amounts reported in this column are the average amounts of total compensation reported for Other NEOs for each corresponding year in the "Total" column of the Summary Compensation Table.The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA (as defined in Appendix A)
Non-GAAP Measure Description	EBITDA was chosen from the following four most important financial performance measures, as it represents the most important financial performance measure used to align compensation actually paid to the PEO and other NEOs in 2024 to the Company's performance:
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (Defined as the Company's GAAP Revenue from our Consolidated Statements of Income)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income (Defined as the Company's GAAP Net Income from our Consolidated Statements of Income)
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share (Defined as the Company's GAAP Diluted Earnings Per Share from our Consolidated Statements of Income)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,069,902)	$ 0	$ (206,460)	$ (4,409,925)	$ (3,004,695)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,179,902	7,613,291	11,207,016	6,208,482	4,854,230
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	306,530	10,795,139	5,193,390	1,801,387
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,700	8,272,210	411,877	1,015,092	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,069,902	0	0	0	1,163,843
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,084,300	(965,449)	0	0	1,889,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,298,750)	0	(206,460)	(1,217,789)	(1,118,406)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,462,276	3,847,197	2,516,273	3,196,910	3,234,530
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,907,013	306,530	2,981,049	1,517,468	812,047
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,629	3,540,667	117,240	1,405,730	1,478,375
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	524,624
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,138,634	0	(582,016)	273,712	419,484
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0